PROPERTY AND EQUIPMENT (TABLES)	12 Months Ended
Jan. 03, 2014
Property plant and equipment [Abstract]
Property, plant and equipment [Table Text Block]
	January 3,	December 28,
(In millions)	2014	2012
Construction and mining equipment	$244.4	$266.4
Computer software	238.9	219.5
Computer hardware	216.1	198.2
Vehicles and automotive equipment	171.6	172.2
Leasehold improvements	141.9	130.1
Land and buildings	100.2	114.1
Furniture and fixtures	94.7	97.7
Other equipment	67.5	72.4
Construction in progress	9.3	15.6
	1,284.6	1,286.2
Accumulated depreciation and amortization	(676.5)	(598.7)
Property and equipment, net (1)	$608.1	$687.5

Property and equipment estimated useful lives [Table Text Block]

  The unamortized computer software costs were $76.0 million and $71.1 million, respectively, as of January 3, 2014 and December 28, 2012.

Estimated Useful Lives
Computer software and hardware and other equipment	3 – 10 years
Vehicles and automotive equipment	3 – 12 years
Construction and mining equipment	3 – 15 years
Furniture and fixtures	3 – 10 years
Leasehold improvements (1)	1 – 20 years
Buildings	10 – 45 years

  Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less.